Investments in Companies Accounted for at Equity - Schedule of Statements of Financial Position of TSG (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TSG [Member]
Investments in Companies Accounted for at Equity - Schedule of Statements of Financial Position of TSG (Details) [Line Items]
Current assets	$ 64,853	$ 52,354
Non-current assets	79,473	70,385
Current liabilities	(40,853)	(27,394)
Non-current liabilities	(59,236)	(64,789)
Net assets	44,237	30,556
Accumulated cost of share-based payment	(4,293)	(1,795)
Total equity attributed to shareholders	$ 39,944	$ 28,761
Total equity attributed to shareholders percentage	42.71%	50.00%
Share of equity	$ 17,060	$ 14,381
Excess of fair value over carrying amount	3,393	4,617
Total investment carrying amount	20,453	$ 18,998
Other Investments [Member]
Investments in Companies Accounted for at Equity - Schedule of Statements of Financial Position of TSG (Details) [Line Items]
Current assets	84,796
Non-current assets	597
Current liabilities	(45,763)
Non-current liabilities	(186)
Net assets	39,444
Accumulated cost of share-based payment
Total equity attributed to shareholders	$ 39,944
Total equity attributed to shareholders percentage	21.45%
Share of equity	$ 8,461
Excess of fair value over carrying amount	8,724
Total investment carrying amount	$ 17,185